UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30 , 2005

Item 1. Schedule of Investments.

The Teberg Fund
SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited)

Shares		Market Value

	Domestic Equity Funds: 49.81%
51,557	1st Source Monogram Special Equity Fund - Class R#	$412,969
14,356	AIM Constellation Fund - Institutional Class#	346,979
21,805	AIM Large Cap Growth Fund - Investor Class#	215,432
2,396	AIM Leisure Fund - Class A#	109,877
49,573	AIM Weingarten Fund - Class A#	644,454
35,112	American AMCAP Fund - Class A	637,635
3,817	American Century Real Estate Fund - Investor Class	100,534
14,177	American Century Ultra Fund - Investor Class#	401,209
1,260	American EuroPacific Growth Fund - Class A	45,229
44,362	American Washington Mutual Investors Fund - Class A	1,351,717
21,542	Brandywine Fund, Inc.#	607,924
1,997	Calamos Growth Fund - Class A#	101,498
2,298	Clipper Fund#	202,210
5,416	Columbia Acorn Fund - Class Z	145,099
8,961	Excelsior Energy & Natural Resources Fund	209,962
2,480	FPA Capital Fund#	106,433
2,629	Fidelity Advisor Equity Growth Fund - Institutional Class#	123,677
140,082	Fidelity Advisor Fifty Fund - Class A#	1,515,683
12,964	Franklin Flex Cap Growth Fund - Class A#	476,278
11,473	Gabelli Asset Fund - Class AAA	482,421
147,446	Gabelli Westwood Equity Fund - Class AAA	1,530,489
6,570	Hartford Global Health Fund - Class A#	101,511
12,121	ICON Information Technology Fund#	100,364
27,597	Janus Fund#	662,605
7,371	Janus Twenty Fund	326,160
14,852	John Hancock Large Cap Select Fund - Class A	261,838
14,858	John Hancock Small Cap Equity Fund - Class A#	281,419
14,946	MFS Mid Cap Growth Fund - Class A#	127,790
5,611	Meridian Growth Fund#	200,709
54,886	Neuberger Berman Focus Fund - Investor Class	2,053,301
33,850	Oak Associates Funds - Pin Oak Aggressive Stock Fund#	687,493
3,808	Phoenix Real Estate Securities Fund - Class A	100,043
8,912	Pioneer Growth Opportunities Fund#	266,459
10,094	Reynolds Blue Chip Growth Fund#	285,352
9,259	Rydex Series - Electronics Fund - Investor Class#	99,074
5,857	Rydex Series - Energy Fund - Investor Class	105,370
8,320	Rydex Series - Retailing Fund - Investor Class#	106,656
4,127	Rydex Series Trust - Arktos Fund - Investor Class#	101,032
9,259	Scudder Technology Fund - Class A#	97,407
22,610	Seligman Comunications and Information Fund, Inc. - Class A#	552,598
14,495	Strategic Partners Funds - Nicholas Applegate Growth Equity Fund - Class A#	140,453
1,723	Weitz Series Fund, Inc. - Value Fund	62,969

	Total Domestic Equity Funds
	(Cost $14,106,936)	16,488,312

	Fixed Income Funds: 49.88%
1,159	American Century Target Maturities Series 2010 Fund - Investor Class	103,314
1,328	American Century Target Maturities Trust Series 2015 Fund - Investor Class	103,386
391,909	BlackRock High Yield Bond Portfolio - Institutional Class	3,154,867
1,499,341	Franklin AGE High Income Fund - Class A	3,163,610
615,079	John Hancock High Yield Fund - Class A	3,100,000
36,629	Oppenheimer Real Asset Fund - Class A	288,272
8,798	PIMCO Real Return Fund - Class A	101,523
9,150	PIMCO Total Return Fund - Class A	98,913
5,157	Rydex Series - Juno Fund - Investor Class#	89,324
411,154	Scudder High Income Plus Fund - Investor Class	3,157,664
925,975	Seligman High-Yield Bond Fund - Class A	3,148,313

	Total Fixed Income Funds
	(Cost $16,346,296)	16,509,186

	Money Market Funds: 0.76%
251,032	Goldman Sachs Financial Square Funds - Prime Obligations Fund	251,032

	Total Money Market Funds
	(Cost $251,032)	251,032

	Total Investments (Cost $30,704,264): 100.45%	33,248,530
	Liabilities in Excess of Other Assets: (0.45%)	(148,037)
	Net Assets: 100.00%	$33,100,493

#	Non-income producing security.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)/s/Eric M. Banhazl
Eric M. Banhazl, President

Date   8/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Eric M. Banhazl
Eric M. Banhazl, President

Date   8/29/05

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date   8/29/05

* Print the name and title of each signing officer under his or her signature.